CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents		$ 49,968	$ 54,517
Notes receivable		490	138
Accounts receivable, net of allowances for credit losses of $1,353 and $2,682 in 2023 and 2022, respectively		8,380	11,867
Inventories		795	1,269
Deferred costs		91	53
Prepaid and other current assets		3,755	4,095
Short-term restricted cash		7,117	9,862
Total current assets		70,596	81,801
Property, plant and equipment, net		610	604
Operating lease right-of-use assets, net		2,649	2,969
Deferred tax assets		551	837
Long-term restricted cash		2,562	2,480
Other long-term assets		512	539
Total assets		77,480	89,230
Current liabilities:
Accounts payable		7,959	12,974
Income taxes payable		8,509	8,349
Customer advances		226	123
Deferred revenue		72	79
Operating lease liabilities, current		1,184	1,228
Employee payroll and compensation		2,500	2,205
Other current liabilities		2,938	3,893
Total current liabilities		23,388	28,851
Long-term deferred revenue		28	21
Operating lease liabilities, non-current		1,660	1,894
Other long-term liabilities		1,021	1,000
Total liabilities		26,097	31,766
Commitments and contingencies (Note 7)
Shareholders' equity:
Ordinary shares: $0.015 par value; 62,500 authorized shares; 10,370 and 10,329 shares issued at December 31, 2023 and December 31, 2022, respectively; 9,114 and 9,073 shares outstanding at December 31, 2023 and December 31, 2022, respectively	[1]	123	123
Additional paid-in capital		1,267,742	1,267,445
Treasury stock, at cost: 1,256 and 1,252 shares at December 31, 2023 and December 31, 2022, respectively	[1]	(12,335)	(12,335)
Accumulated deficit		(1,255,060)	(1,251,209)
Accumulated other comprehensive income		50,913	53,440
Total shareholders' equity		51,383	57,464
Total liabilities and shareholders' equity		$ 77,480	$ 89,230

[1]	Authorized share capital of the Company was amended by the consolidation of the existing 250,000,000 ordinary shares of US$0.00375 par value each into 62,500,000 ordinary shares of US$0.015 par value each effective from June 28, 2022.